Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	Rosetta Genomics Ltd.
Entity Central Index Key	0001362959
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	9,096,548

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 30,798	$ 735
Restricted cash	34	37
Short-term bank deposits	130	112
Trade receivables	88	11
Other accounts receivable and prepaid expenses	568	298
Current assets of discontinued operations	135	17
Total current assets	31,753	1,210
LONG-TERM ASSETS:
Long-term receivables	7
Severance pay fund		133
Property and equipment, net	546	592
Long-term asset of discontinued operations	224	109
Total long-term assets	777	834
Total assets	32,530	2,044
CURRENT LIABILITIES:
Trade payables	754	584
Other accounts payable and accruals	512	1,264
Total current liabilities	1,266	1,848
LONG-TERM LIABILITIES:
Warrants related to share purchase agreements	136	165
Deferred revenue	228	228
Accrued severance pay		159
Total long-term liabilities	364	552
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary Shares of NIS 0.6 par value: 20,000,000 and 2,000,000 shares authorized at December 31, 2012 and 2011, respectively; 9,099,805 and 704,489 shares issued at December 31, 2012 and 2011, respectively; 9,096,547 and 702,436 shares outstanding at December 31, 2012 and 2011, respectively	1,379	108
Additional paid-in capital	125,023	84,581
Accumulated deficit	(95,502)	(85,045)
Total shareholders' equity (deficiency)	30,900	(356)
Total liabilities and shareholders' equity (deficiency)	$ 32,530	$ 2,044

CONSOLIDATED BALANCE SHEETS (Parenthetical)(ILS)	Dec. 31, 2012	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.6	0.6
Ordinary shares, shares authorized	20,000,000	2,000,000
Ordinary shares, shares issued	9,099,805	704,489
Ordinary shares, shares outstanding	9,096,547	702,436

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Revenues	$ 201	$ 103	$ 279
Cost of revenues	258	324	628
Gross loss	57	221	349
Operating expenses:
Research and development, net	1,247	3,386	5,707
Marketing and business development	3,938	2,633	4,881
General and administrative	3,025	2,537	2,424
Other expenses related to the settlement arrangement, net			554
Total operating expenses	8,210	8,556	13,566
Operating loss	8,267	8,777	13,915
Financial expense (income), net	2,429	(1,384)	(942)
Loss from continuing operations	10,696	7,393	12,973
Other comprehensive income attributable to marketable securities		7	89
Net comprehensive (income) loss from discontinued operations	(239)	1,444	1,871
Net comprehensive loss after discontinued operations	$ 10,457	$ 8,830	$ 15,142
Basic and diluted net loss per Ordinary Share from continuing operations	$ 2.4	$ 14.55	$ 45.75
Basic and diluted net loss (income) per Ordinary Share from discontinuing operations	$ (0.054)	$ 2.85	$ 6.6
Basic and diluted net loss per Ordinary Share	$ 2.35	$ 17.4	$ 52.35
Weighted average number of Ordinary shares used to compute basic and diluted net loss per Ordinary Share	4,448,449	507,622	281,801

STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2009	$ 6,842	$ 32	$ 68,174	$ 96	$ (61,460)
Balance, shares at Dec. 31, 2009		238,532
Issuance of restricted shares
Issuance of restricted shares, shares		150
Issuance of shares, first issuance	3,407	7	3,400
Issuance of shares, first issuance, shares		42,167
Issuance of shares, second issuance	1,156	7	1,149
Issuance of shares, second issuance, shares		41,667
Conversion/Exercise of Warrants			1,252			248
Exercise of employee stock options
Stock-based compensation to non-employees	19		19
Stock-based compensation to employees	1,677		738			939
Rosetta Green's effect of IPO	1,500		1,252
Unrealized loss from marketable securities, net of realized gain	(89)			(89)
Amortization of embedded conversion feature
Net loss	(15,142)				(14,755)	(387)
Balance at Dec. 31, 2010	(630)	46	74,732	7	(76,215)	800
Balance, shares at Dec. 31, 2010		324,624
Issuance of restricted shares
Issuance of restricted shares, shares		84
Issuance of shares, first issuance	5,853	50	5,803
Issuance of shares, first issuance, shares		301,672
Issuance of shares, second issuance		12	716
Issuance of shares, second issuance, shares		76,056
Conversion/Exercise of Warrants	728
Stock-based compensation to non-employees	1		1
Stock-based compensation to employees	1,171		603			568
Rosetta Green's effect of IPO	5,078		2,726			2,352
Unrealized loss from marketable securities, net of realized gain	(7)			(7)
Amortization of embedded conversion feature
Loss of control in Rosetta Green shares in December 2011	(2,477)					(2,447)
Net loss	(8,830)				(8,830)	(1,273)
Balance at Dec. 31, 2011	(356)	108	84,581		(85,045)
Balance, shares at Dec. 31, 2011		702,436
Expenses related to the January 27, 2012 convertible debenture	(96)		(96)
Issuance of shares, first issuance	1,228	81	1,147
Issuance of shares, first issuance, shares		540,000
Issuance of shares, second issuance	1,934	101	1,833
Issuance of shares, second issuance, shares		632,057
Issuance of shares, third issuance	5,921	90	5,831
Issuance of shares, third issuance, shares		570,755
Issuance of shares, fourth issuance	24,986	826	24,160
Issuance of shares, fourth issuance, shares		5,500,000
Conversion/Exercise of Warrants	1,508	18	1,490
Conversion/Exercise of Warrants		113,341
Issuance of shares, fifth issuance	3,836	123	3,713
Issuance of shares, fifth issuance, shares		825,000
Exercise of employee stock options
Exercise of employee stock options, shares	(1,093)	1,093
Stock-based compensation to non-employees
Stock-based compensation to employees	549		549
Conversion of debenture	300	32	268
Conversion of debenture, shares		211,865
Amortization of embedded conversion feature	1,547		1,547
Net loss	(10,457)				(10,457)
Balance at Dec. 31, 2012	$ 30,900	$ 1,379	$ 125,023		$ (95,502)
Balance, shares at Dec. 31, 2012		9,096,547

STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended					1 Months Ended				12 Months Ended
	Aug. 29, 2012	Aug. 08, 2012	May 24, 2012	May 16, 2012	Apr. 17, 2012	Oct. 31, 2011	Feb. 28, 2011	Dec. 31, 2010	Jan. 31, 2010	Dec. 31, 2012	Aug. 28, 2012	May 31, 2012	May 22, 2012	Dec. 02, 2010
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) [Abstract]
Issuance expenses	$ 289	$ 2,514	$ 643	$ 278	$ 149	$ 70	$ 541	$ 145	$ 301	$ 96
Share, price per share		$ 5	$ 11.5	$ 3.5	$ 2.55				$ 8		$ 5	$ 11.5	$ 3.5	$ 60

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (10,457)	$ (10,103)	$ (15,142)
Loss (income) from discontinued operations	(239)	2,676	926
Loss from continuing operations	(10,696)	(7,427)	(14,216)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	274	454	415
Foreign currency adjustments	(26)	8	16
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture	1,547
Capital loss on sale of property and equipment	(18)	15	(3)
Increase (decrease) in accrued severance pay, net	(26)	(8)	11
Stock-based compensation to employees	549	603	737
Compensation related to shares and warrants granted to non-employees		1	19
Gain from marketable securities, net		(7)	(125)
Decrease (increase) in trade receivables	(77)	9	51
Decrease (increase) in other accounts receivable and prepaid expenses	(277)	(68)	57
Increase (decrease) in trade payables	170	(516)	498
Increase (decrease) in other accounts payable and accruals	(722)	(1,502)	1,229
Loss from Rosetta Green's sale		41
Adjustment for settlement arrangement			94
Increase in deferred revenue			(1,700)
Revaluation of warrants related to share purchase agreement	635	(1,640)	(1,072)
Net cash used in operating activities from continuing operation	(8,667)	(10,037)	(13,989)
Net cash provided by (used in) operating activities from discontinued operations	30	(1,224)	268
Net cash used in operating activities	(8,637)	(11,261)	(13,721)
Cash flows from investing activities:
Purchase of property and equipment	(270)	(11)	(425)
Proceeds from sale of property and equipment	60	168	7
Decrease (increase) in bank deposits	(18)	78	2,952
Purchase of marketable securities			(1,489)
Proceeds and redemption from sale of marketable securities		148	3,889
Decrease (increase) in restricted cash	3	(37)	1,076
Proceeds from sale of Parkway			148
Proceeds from sale of Rosetta Green		814
Net cash provided by (used in) investing activities from continuing operations	(225)	1,160	6,158
Net cash used in investing activities from discontinued operation		(3,687)	(15)
Net cash provided by (used in) investing activities	(225)	(2,527)	6,143
Cash flows from financing activities:
Repayment of capital lease	(28)	(70)	(142)
Receipt of long-term bank loan and capital lease			5
Issuance of convertible loan	1,750
Repayment of convertible loan	(1,547)
Issuance of shares and warrants, net	38,653	9,634	7,113
Net cash provided by financing activities from continuing operation	38,925	9,564	6,976
Net cash provided by financing activities from discounted operation		2,232
Net cash provided by financing activities	38,925	11,796	6,976
Increase (decrease) in cash and cash equivalents	30,063	(1,992)	(602)
Cash and cash equivalents at beginning of period	735	2,727	3,329
Cash and cash equivalents at end of period	30,798	735	2,727
Supplemental disclosure:
Cash paid for interest	288	380
Non-cash activities:
Conversion of convertible notes into RG Ordinary Shares			1,500
Conversion of warrants		729
Amortization of embedded conversion feature	1,547
Cash and cash equivalents of discontinued operations		$ 84

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Rosetta Genomics Ltd. ("the Company") commenced operations on March 9, 2000. The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, miRview®™ mets[2], miRview®™ Lung, miRview®™ meso, and miRview®™ kidney are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, CLIA-certified lab.

b.	The Company has a wholly-owned subsidiary in the U.S., Rosetta Genomics Inc. The principal business activity of the subsidiary is to commercialize the Company's products, perform and develop tests in its CLIA-approved laboratory and expand the business development of the Company in the U.S.

c.	Rosetta Green Ltd. ("RG"):

During 2011, Rosetta Green Ltd. was an Israeli subsidiary which the Company established to leverage its capabilities in the areas of cleantech and plant biotech by using its proprietary microRNA technologies to develop plants and algae which are more suitable for various applications such as improved feedstocks for biofuels and advanced agriculture.

On December 16, 2011, the Company closed a transaction pursuant to which the Company sold all of the Ordinary Shares of RG held by the Company (50.03% of the outstanding Ordinary Shares) to certain purchasers. The transaction was effected pursuant to a share transfer agreement, dated December 13, 2011.

Since RG was consolidated prior to the disposal it met the criteria for reporting as discontinued operations and, therefore, the results of operations of the business and the loss on the sale have been classified as discontinued operations loss in the Statement of Comprehensive Loss and prior periods results have been classified accordingly.

In addition, the Company may receive in the future, an additional payment of $2,000 if RG is acquired within three years from the date of signing of the share transfer agreement at a price per share reflecting RG valuation of at least $90,000. As of December 31, 2012, the Company estimates that such contingent payment is remote.

d.	The Company incurred an accumulated deficit of approximately $95,502 since inception, and incurred recurring operating losses and negative cash flows from operating activities in each of the three years in the period ended December 31, 2012. As of December 31, 2012 the Company's total shareholders' equity amounted to $30,900.

The total aggregate amount of debt and equity capital that has been raised from January 1, 2012 through December 31, 2012 was $43,528, of which $1,450 has been used to prepay the January 2012 convertible debenture outlined in Note 3. As a result of the various financing rounds occurred during 2012, the Company believes that it has sufficient liquidity resources to support its operations for approximately the next twenty four months.

e.	Parkway Clinical Laboratories, Inc. ("Parkway"):

Parkway was a national, full-service Clinical Laboratories Improvement Amendments ("CLIA") certified clinical laboratory service that was owned by the Company. Parkway specializes in oral drug screening in the workplace environment and genetics testing services.

On May 18, 2009, the Company sold Parkway, in a management buy-out for up to a maximum amount of $2,500, to be paid as a fixed percentage of revenues (15%) over six years and minimum price of $750. According to ASC 810, "Consolidation", the Company calculated the fair value of future consideration by using discounted estimate of future cash receipt. As a result of the transaction, the controlling interests in Parkway were transferred to the buyer, as well as all the risks. Accordingly, the Company has no future liabilities or obligation related to Parkway. As of the transaction date, the fair value of the estimated future consideration was $759. During the years ended December 31, 2012, 2011 and 2010, the Company received an amount of $30, $0 and $148, respectively, in respect of this consideration.

As of December 31, 2012 and 2011, the Company revalued the fair value of the estimated future consideration to $359 and $126, respectively, out of which $135 and $17 is recorded as current asset of discontinued operation as of December 31, 2012 and 2011, respectively, and $224 and $109 is recorded as long-term asset of discontinued operation as of December 31, 2012 and 2011, respectively.

The sale of Parkway met the criteria for reporting as discontinued operations and, therefore, the results of operations of the business and the gain on the sale have been classified as discontinued operations in the Consolidated Statement of Comprehensive Loss and prior period's results have been reclassified accordingly. In addition, the comparative data of the asset has been reclassified as asset attributed to discontinued operations in the Consolidated Balance Sheets.

As a result of the fair value update of the estimated future consideration, the Company recorded a gain of $239, which was attributed to discontinued operations, and an amount of $24 was attributed to financial income in the year ended December 31, 2012.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The Company's financing activities are incurred in U.S. dollars. A portion of the Company's costs is incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the Statements of Comprehensive Loss as financial income or expenses, as appropriate.

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Rosetta Genomics Inc. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents include short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less.

e.	Restricted cash:

Restricted cash is an interest bearing savings account which is used as a security for the Company's Israeli facilities leasehold bank guarantee.

f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The short-term deposits are presented at their cost.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

%

Computer equipment	33
Office furniture and laboratory equipment	7 - 15 (mainly 15)
Leasehold improvement	Over the shorter of the lease term or useful economic life

h.	Impairment of long-lived assets:

The long-lived assets of the Company and its subsidiary and all identifiable intangible assets that are subject to amortization are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement"/ ASC 250, "Presentation of Financial Statements", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2012 and 2011, no impairment losses have been identified.

i.	Discontinued operation:

According to ASC 360, "Property, Plant, and Equipment" and ASC 205, "Presentation of Financial Statements" when a component of an entity, as defined in ASC 360, has been disposed of, the results of its operations, including the gain or loss on its disposal should be classified as discontinued operations when the operations and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

j.	Revenue recognition:

The Company generates revenues from diagnosing patient tissue received from private patients or third-party distributors. The Company performs the diagnostic testing in its lab in the U.S.

Revenues from sales of the Company's diagnostic services are recognized in accordance with "Revenue Recognition in Financial Statements" ("ASC 605") when (1) persuasive evidence of an agreement exists, (2) delivery of tests result has occurred or services have been rendered, (3) the vendor's fee is fixed or determinable, and (4) no further obligation exists and collectability is probable. In arrangements with private patients, in which prior to delivery the patient's third-party insurance provider has not contractually set the sale prices, the Company does not recognize revenue until the fees are fixed and determinable and collectability assured.

Criterion (1) is satisfied when the Company has an arrangement to pay or a contract with the payor in place addressing reimbursement for the test. In the absence of such arrangements, the Company considers that criterion (1) is satisfied when a third-party payor pays the Company for the test performed. Criterion (2) is satisfied when the Company performs the test and generates and delivers to the physician, or makes the patient report available to the patient. Determinations of criteria (3) and (4) are based on management's judgments regarding whether the fee charged for products or services delivered is fixed or determinable, and the collectability of those fees under any contract or arrangement. When evaluating collectability, the Company considers whether it has sufficient history to reliably estimate a payor's individual payment patterns. To the extent all criteria set forth above are not met when test results are delivered, service revenues are recognized when cash is received from the payor. Under the arrangements with distributors, once delivery of a test result has occurred, the distributor is obligated to pay the Company the fixed price for such test pursuant to the relevant distribution agreement.

Royalties from licensing the right to use the Company's products are recognized when earned and when written sales confirmation from the licensee is received and no future obligation exists. Non-refundable, up front advancements of royalties from licensing the right to use the Company's products which are fully chargeable against royalties, are recorded as deferred revenue until the above mentioned criteria for recognizing revenue are met. As of December 31, 2012, the Company has deferred revenue in an amount of $228.

k.	Research and development expenses, net:

Research and development expenses include costs of salaries and related expenses, various activities related to intellectual property, research materials and supplies, and equipment depreciation. All research and development costs are expensed as incurred. The Company has entered into several license agreements for rights to utilize certain technologies. The terms of the licenses may provide for upfront payments, annual maintenance payments and royalties on product sales. Costs to acquire and maintain licensed technology are charged to research and development and expensed as incurred. During the years ended December 31, 2012, 2011 and 2010, the Company charged to research and development expense $245, $ 277 and $ 123 of costs associated with license fees, respectively (See also Note 9e-9k).

Royalty bearing grants from the Bi-national Industrial Research and Development Foundation ("BIRD") and from the Chief Scientist of Israel's Ministry of Industry, Trade and Labor ("the OCS") for funding approved research and development projects, are presented as a reduction from the research and development expenses (see also Note 9.l). The Company received grants in an amount of $165, $206 and $0, in the years 2012, 2011 and 2010, respectively. Such grants are presented as a reduction from research and development expenses.

l.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards and values restricted stock units based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

The weighted-average estimated fair value of employee stock options granted during the 12 months ended December 31, 2012, 2011 and 2010 was $4.62, $7.35 and $56.4, respectively per share using the Black-Scholes option pricing model with the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	122%	88%	61%-67%
Risk-free interest	1.12%	1.2%	1.8%
Expected life	6.25 years	5-6 years	5.5-6.25 years

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The dividend yield used for the twelve months ended December 31, 2012 and 2011 was 0%.

The computation of expected volatility is based on realized historical stock price volatility of the Company's stock starting from the IPO date.

The risk-free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life term of the Company's options.

The Company determined the expected life of the options according to the simplified method, average of vesting and the contractual term of the Company's stock options.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

m.	Net loss per share:

Basic earnings per share are computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

Basic and diluted net loss per share is computed using the weighted average number of Ordinary Shares outstanding during the period.

For the years ended December 31, 2012, 2011 and 2010, all outstanding options, RSUs, and warrants, if any, have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

n.	Income taxes:

The Company and its subsidiary account for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company and its subsidiary provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company adopted ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

o.	Severance pay:

The Israeli Company's employees are included under section 14 of the Israeli Severance Compensation Law ("Section 14"). Under Section 14, the company's monthly deposits, at a rate of 8.33% of such employees' monthly salary, are made on their behalf with insurance companies on account of severance pay. Payments in accordance with Section 14 release the Israeli companies from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Severance expenses for the years ended December 31, 2012, 2011 and 2010 were $38, $173 and $225, respectively.

The U.S. subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute to the plan. The subsidiary provides a 3% safe-harbor contribution to the plan up to the employee's eligible compensation. In the years 2012, 2011 and 2010, the subsidiary recorded an expense for matching contributions in the amount of $25, $30 and $48, respectively.

p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables and other accounts receivable.

Cash and cash equivalents are deposited with major banks in Israel and in the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

q.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, short-term bank deposits, accounts receivable, accounts payable and accrued liabilities, approximate fair value because of their generally short-term maturities.

The Company adopted ASC 820, "Fair Value Measurements and Disclosures". ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable input that reflects quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3	-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

CONVERTIBLE DEBENTURE	12 Months Ended
Dec. 31, 2012
CONVERTIBLE DEBENTURE [Abstract]
CONVERTIBLE DEBENTURE

NOTE 3: - CONVERTIBLE DEBENTURE

On January 26, 2012, the Company entered into a Secured Loan Agreement, pursuant to which on January 27, 2012, the Company sold and issued a $1,750 senior secured debenture (the "Debenture") with a maturity date of January 26, 2013 and accrued interest at a rate between 10% and 18%. On March 15, 2012, an aggregate of $300 in principal amount of the Debenture became convertible, into the Company's Ordinary Shares at a conversion price of $1.416 per share. The Debenture was secured by a security interest in all of the Company's current and future assets and any current or future subsidiary.

On June 21, 2012, the Company entered into an agreement and release with the Debenture holders, pursuant to which the Company prepaid an aggregate of $1,450 in principal and $288 in interest and the Debenture holders agreed to convert the remaining $300 in principal into Ordinary Shares no later than July 31, 2012 according to the original conversion terms. Such conversion occurred on July 27, 2012. Following the prepayment of the $1,450 in principal and $288 in interest, all of the Company's obligations (other than the obligation to convert the remaining $300 in principal into Ordinary Shares) were satisfied and terminated and the security interest in all of the Company's assets terminated. The agreement also contained a mutual release and discharge of future claims.

The Company accounts for convertible debenture with ASC 470-20, "Debt with Conversion and Other Options" ("ASC 470-20"). ASC 470-20 requires companies first allocate the proceeds to freestanding liability instrument, with its embedded conversion feature that are measured at fair value at each reporting date, based on their fair value (valued as level 3 in accordance with ASC 820). The remaining proceeds then will be allocated to the convertible debt.

Embedded derivatives are separated from the loan and are bifurcated based on their fair value and re-measured on each reporting date.

The embedded conversion feature was calculated on the commitment date and amortized using the effective rate method. The Company computed the fair value of the conversion feature using the Black-Scholes model. The following are the key assumptions used in connection with this computation:

Issuance date
Risk-free interest rate (1)	0.9%
Expected volatility (2)	136%
Expected life (in years) (3)	1.0
Expected dividend yield (4)	0%

1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the conversion option.
3)	Expected life - the expected life was based on the maturity date of the conversion option.
4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

On July 27, 2012, the Company issued 211,865 Ordinary Shares, following the conversion of the remaining $300, in principal amount of the Debenture in amount of $1,547. As a result of the amortization of the discount and the changes of the fair value of the embedded conversion feature in the convertible debenture described above, the Company recorded expense of $1,547 and an interest expense of $288, which were attributed to financial expenses.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENT

NOTE 4: - FAIR VALUE MEASUREMENTS

In accordance with ASC 820, "Fair Value Measurements and Disclosures" (originally issued as SFAS 157), The Company valued the level 3 other accounts receivable, which resulted from the fair value of Parkway's estimated future consideration based on a valuation using the discounted cash flow model. Unobservable inputs used in this model are significant to the fair value of the asset. The fair value of the liability for warrants related to share purchase agreement was calculated using the Black-Scholes Model and the Company classified this liability within Level 3.

The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2012:

	Fair value measurements using input type
Assets	Level 1	Level 2	Level 3	Total

Asset of discontinued operation resulting from Parkway's estimated future consideration	-	-	359	359

Total assets	-	-	359	359

For more details, refer to note 1e.

	Fair value measurements using input type
Liabilities	Level 1	Level 2	Level 3	Total

Warrants related to share purchase agreements	-	-	136	136

Total liabilities	-	-	136	136

For more details, refer to note 10c.

SHORT-TERM BANK DEPOSITS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK DEPOSITS [Abstract]
SHORT-TERM BANK DEPOSITS

NOTE 5:- SHORT-TERM BANK DEPOSIT

As of December 31, 2012 and 2011, the Company's bank deposits are as follows:

December 31, 2012
Amount	Maturity date	Annual interest

$18	January 27, 2013	1.73%
112	December 2, 2013	0.2%

$130

December 31, 2011
Amount	Maturity date	Annual interest

$112	December 5, 2012	0.6%

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 6:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2012	2011

Prepaid expenses	$327	$57
Employees	58	136
Government authorities	108	20
Other accounts receivable	75	85

	$568	$298

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7:- PROPERTY AND EQUIPMENT

	December 31,
	2012	2011
Cost:
Computer equipment	$598	$584
Office furniture and laboratory equipment	1,049	1,336
Leasehold improvements	617	384

	2,264	2,304
Accumulated depreciation:
Computer equipment	537	497
Office furniture and laboratory equipment	790	920
Leasehold improvements	391	295

	1,718	1,712

Depreciated cost	$546	$592

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 were $274, $458 and $415, respectively.

OTHER ACCOUNTS PAYABLE AND ACCRUALS	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUALS

NOTE 8:- OTHER ACCOUNTS PAYABLE AND ACCRUALS

	December 31,
	2012	2011

Employees' salaries and payroll accruals	$328	$333
Accrued expenses and other	184	110
Settlement arrangement	-	791
Current maturity of capital lease	-	30

	$512	$1,264

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9: - COMMITMENTS AND CONTINGENT LIABILITIES

a.	Restricted cash:

As of December 31, 2012 and December 31, 2011, restricted cash was primarily attributed to a bank guarantee to the landlord of the Israeli property.

b.	The facilities of the Company are rented under operating leases. Aggregate minimum rental commitments under the non-cancelable rent agreements as of December 31, 2012, are as follows:

2013	$375
2014	343
2015	343
2016	342
2017 and thereafter	560

Total	$1,963

Total rent expenses for the years ended December 31, 2012, 2011 and 2010 were $531, $630 and $565, respectively.

c.	The Company leases its motor vehicles under cancelable operating lease agreements. The minimum payment under these operating leases, upon cancellation of these lease agreements was $7 as of December 31, 2012.

Lease expenses for motor vehicles for the years ended December 31, 2012, 2011 and 2010, were $53, $152 and $139, respectively.

d.	As of December 31, 2012 and 2011, the Company provided a bank guarantee for the fulfillment of its lease commitments in the amount of approximately $163 and $140, respectively.

e.	In May 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for diagnostic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement will be approximately $960, of which $680 will be paid after December 31, 2012. During the years ended December, 31, 2012, 2011 and 2010, the Company paid fees in the amount of $47, $47 and $47, respectively, to the third party. The Company recorded the payments as research and development expenses.

f.	In June 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company licensed from this third party the rights to its proprietary microRNAs for diagnostic purposes. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenue from any sublicense. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $514, of which $395 will be paid after December 31, 2012. During the years ended December 31, 2012, 2011 and 2010, the Company paid fees in the amount of $34, $39 and $27, respectively, to the third party. The Company recorded the payments as research and development expenses.

g.	In August 2006, the Company signed a royalty-bearing, exclusive, worldwide license agreement with a third party. Under this agreement, the Company has exclusively licensed from this third party the rights to its proprietary microRNAs for all fields and applications including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay minimum annual royalties, royalties based on net sales and a percentage of the Company's revenues from any sublicense. This agreement was amended and restated in August 2011 and is now on a non-exclusive basis. For the amendment, the Company paid an amendment fee. The Company estimates that until 2032 the aggregate minimum royalties over the term of this agreement should be approximately $320, of which $200 will be paid after December 31, 2012. During the years ended December 31, 2012, 2011 and 2010, the Company paid fees in the amount of $5, $12 and $59, respectively to the third party. The Company recorded the payments as research and development expenses.

h.	In December 2006, the Company signed a royalty-bearing, non-exclusive, worldwide license agreement with a third party. Under this agreement the Company licensed from the third party its proprietary microRNAs for research purposes. In consideration for this license the Company will pay an initiation fee and will be required to pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicenses. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $316, of which $198 will be paid after December 31, 2012. During the years ended December 31, 2012, 2011 and 2010, the Company paid fees in the amount of $17, $21 and $22, respectively under this agreement. The Company recorded the payments as research and development expenses.

i.	In May 2007, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company has licensed from this third party the rights to its proprietary microRNAs for therapeutic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, payments based on milestones and royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate maintenance fees over the term of this agreement should be approximately $690, of which $510 will be paid after December 31, 2012. During the years ended December 31, 2012, 2011 and 2010, the Company paid fees in the amount of $35, $35 and $35, respectively, to the third party. The Company recorded the payments as research and development expenses.

j.	In January 2008, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for research purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $440, of which $340 will be paid after December 31, 2012. During the years ended December, 31, 2012, 2011 and 2010, the Company paid fees in the amount of $24, $24 and $24, respectively, to the third party. During the year ended December, 31, 2008, the Company paid initiation fees in the amount of $40, to the third party. The Company recorded the payments as research and development expenses.

k.	In June 2011 the Company entered into an agreement with PACE claims services, LLC, a wholly owned subsidiary of Navigant Inc. ("PACE"), according to which, PACE will provide the Company exclusive educational and marketing services to defendants involved in lawsuits relating to malignant pleural mesothelioma and asbestos exposure, provided the exclusivity does not apply to the Company's marketing efforts and to any marketing efforts of the Company's distributors offering the Company's tests outside of the United States of America. According to this agreement, PACE will be entitled to certain remuneration derived from actual sales to defendants in these lawsuits.

l.	Rimonim Consortium:

In January 2011, the Company joined the Rimonim Consortium, which is supported by the Office of the Chief Scientist of Israel's Ministry of Industry, Trade and Labor, of the State of Israel (the "OCS"). The purpose of the consortium is to develop RNA interference-based therapeutics. As a member of this consortium, the Company is entitled to certain grants to support its research and development activities. Under the terms applicable to members of the consortium, so long as the Company continues to meet the criteria for receiving these grants, which criteria include the payment by the Company of part of the expenses for the activities funded by the grants and the timely delivery to OCS of written reports regarding those activities, then the Company is not required to repay the grants. If the Company ceases to meet these and other criteria, then the grant amounts for the year in which the Company ceased to meet the criteria become immediately due and payable to OCS. As of December 31, 2012 the Company received total grants of $165 from the OCS for its development within the consortium and continued to meet the criteria to receive grants such that the Company was not then obligated to repay those funds.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL

NOTE 10:- SHARE CAPITAL

a.	Ordinary Shares:

Ordinary Shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, the right to receive dividends, if declared.

b.	Reverse stock split and increase in share capital:

On May 14, 2012, the Company held an Extraordinary General Meeting of Shareholders on which the following actions were approved and taken:

a) To consolidate the registered (authorized) share capital of the Company as follows: every fifteen (15) Ordinary Shares with a nominal (par) value of NIS 0.04 each will be consolidated into one (1) Ordinary Share with a nominal (par) value of NIS 0.6 each. All Ordinary Shares, options and per share amounts have been adjusted to give retroactive effect to this reverse split for all periods presented.

b) To increase the registered (authorized) share capital of the Company to 20,000,000 Ordinary Shares with a nominal (par) value NIS 0.6 each.

All Ordinary Shares, warrants and options and per share amounts have been adjusted to give retroactive effect to these reverse splits for all periods presented.

c.	Investment agreements:

1.	In January 2010, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $4,650 net of placement agent fees and other offering expenses. Under the terms of the financing, the Company sold 168,667 units, consisting of an aggregate of 42,167 Ordinary Shares and warrants to purchase 21,084 additional Ordinary Shares. Each unit, consisting of one 1/15 Ordinary Share and a 0.033 warrant to purchase an Ordinary Share, was sold for a purchase price of $8.00. In addition, the Company granted additional warrants as finders' fee to purchase up to 1,582 Ordinary Shares ("January 2010 Warrants").

The exercise price of the warrants is $150 per Ordinary Share. The warrants are exercisable for a period of five years.

The Company accounted for these warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity" and based on certain terms of the warrants classified them as liabilities, measured at fair value each reporting period until they will be exercised or expired, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense.

The fair value was measured using the Black-Scholes model. In estimating the warrants' fair value, the Company used the following assumptions:

	December 31, 2012	December 31, 2011

Risk-free interest rate (1)	0.25%	0.41%
Expected volatility (2)	161%	92.7%
Expected life (in years) (3)	2	3
Expected dividend yield (4)	0%	0%
Fair value:
Warrants	$25	$1

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

2.	On December 1, 2010, the Company completed a private placement ("PIPE") offering with several investors. The Company received proceeds of approximately $2,240, net of placement agent fees and other offering expenses. Under the terms of the financing, the Company sold 166,667 units, consisting of an aggregate of 41,667 Ordinary Shares, warrants to purchase up to an aggregate of 20,841 Ordinary Shares at an exercise price of $78 per share ("Series A Warrants") and warrants to purchase up to an aggregate of 10,417 Ordinary Shares at an exercise price of $0.6 per share ("Series B Warrants"). Each unit was sold for a purchase price of $60. In addition, the Company granted additional warrants as finders' fee to purchase up to 1,042 Ordinary Shares.

The Series A Warrants are exercisable immediately upon issuance, expire on December 1, 2015 and the exercise price is subject to potential future adjustment upon occurrence of various events, such as stock splits or dilutive issuances. On February 23, 2011, in connection with the financing transactions closed by the Company, the exercise price of the Series A Warrants was automatically adjusted thereof from $78 per share to $60 per share.

Each Series B Warrant were automatically exercised on a cashless basis on the 33rd trading day following December 23, 2010, to a number of Ordinary Shares that was subject to adjustment as defined in the agreement.

On February 9, 2011, the Series B Warrants were automatically exercised on a cashless basis to 10,417 Ordinary Shares. Upon the conversion of Series B Warrants, the fair value of Series B Warrants was classified as equity.

The Company accounted for the Series A Warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classified them as liabilities, measured at fair value in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's Statement of Comprehensive Loss as financial income or expense.

The fair value of the Series A Warrants was measured using the Black-Scholes model. The fair value was estimated taking into consideration (a) the possibility of the Company becoming privately owned and/or a possibility in which there is an all-cash transaction in the Company's shares, (b) the possibility that the Company will issue additional shares for a share price of under $60. In estimating the warrants' fair value, the Company used the following assumptions:

	December 31, 2012	December 31, 2011

Risk-free interest rate	0.365	0.69%
Expected volatility	138%	86.3%
Expected life (in years)	3	4
Expected dividend yield	0	0
Fair value:
Warrants	$39	$5

3.	On February 23, 2011, the Company completed a concurrent private placement and registered direct offering. The Company received proceeds of approximately $5,500 net of placement agent fees and other offering expenses of $542.

Under the terms of the private placement, the Company has issued 75,695 Ordinary Shares at a price of $36 per share. The purchasers in the private placement also received warrants to purchase up to an aggregate of 56,776 Ordinary Shares at an exercise price of $48 per share ("the Private Placement Warrants"). The Private Placement Warrants are exercisable immediately upon issuance and have a term of five years. In addition, the Company granted additional warrants as finders' fee to purchase up to 1,893 Ordinary Shares.

Under the terms of the registered direct offering, the Company has issued 90,978 Ordinary Shares at a price of $36 per share. The purchasers in the registered direct offering also received warrants to purchase up to an aggregate of 45,509 Ordinary Shares at an exercise price of $48 per share ("the Registered Direct Warrants"). The Registered Direct Warrants are exercisable immediately upon issuance and have a term of five years. In addition, the Company granted additional warrants as finders' fee to purchase up to 2,275 Ordinary Shares.

The Company accounted for the Private Placement Warrants and the registered direct offering according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classified them as equity.

4.	On October 19, 2011, the Company completed a private placement offering from investors. The Company received proceeds of approximately $1,300, net of placement agent fees and other offering expenses of $236. Under the terms of the financing, the Company sold 135,010 units, consisting of an aggregate of 135,010 Ordinary Shares, warrants to purchase up to an aggregate of 135,010 Ordinary Shares at an exercise price of $7.50 per share ("Series A' Warrants") and warrants to purchase up to an aggregate of 67,501 Ordinary Shares at an exercise price of $0.15 or NIS 0.6 per share ("Series B' Warrants"). Each unit was sold for a purchase price of $11.25. In addition, the Company granted additional warrants as finders' fee to purchase up to 3,375 Ordinary Shares. The Series A' Warrants expire on October 19, 2016.

According to Series B' Warrants agreement, each Series B' Warrant will be automatically exercised on a cashless basis on the 11th trading day following November 10, 2011, to a number of Ordinary Shares equal to the difference between (a) the quotient obtained by dividing (1) 200% of the maximum number of warrant Shares issuable under the Series B' warrant multiplied by the $11.25 by (2) the greater of $7.50 and 80% of the average of the 10 Volume-weighted average price immediately following the November 10, 2011 and (b) the maximum number of Warrant Shares issuable under the Series B' warrant multiplied by 2.

On November 28, 2011, the Series B' Warrants were automatically exercised on a cashless basis to 65,749 Ordinary Shares. Upon the conversion of Series B' Warrants, the fair value of Series B' Warrants was classified as equity.

During 2012, of the 135,010 Series A' warrants, 113,341 were exercised for aggregate gross proceeds of $850,065. As of December 31, 2012, 21,668 Series A' warrants remain outstanding.

The Company accounted for the Series A' according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classified them as liabilities, measured at fair value in each reporting period until they are exercised or expired with changes in the fair values being recognized in the Company's Consolidated Statement of Comprehensive Loss as financial income or expense.

The fair value of the Series A' Warrants was measured using Black & Scholes model. In estimating the warrants' fair value, the Company used the following assumptions:

	December 31, 2012	December 31, 2011

Risk-free interest rate	0.54%	0.9%
Expected volatility	127%	81.2%
Expected life (in years)	4	4.8
Expected dividend yield	0	0
Fair value:
Warrants	$72	$159

5.	On April 17, 2012, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $1,228, net of placement agent fees and other offering expenses in amount of $149. Under the terms of the financing, the Company sold 540,000 Ordinary Shares at a price of $2.55 per Share. For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 13,500 Ordinary Shares at an exercise price of $3.1875 per share. The Option Agreement expires on April 12, 2017.

6.	On May 22, 2012, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $1,934, net of placement agent fees and other offering expenses in amount of $278. Under the terms of the financing, the Company sold 632,057 Ordinary Shares at a price of $3.50 per Share. For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 15,802 Ordinary Shares at an exercise price of $4.375 per share. The Option Agreement expires on May 16, 2017.

7.	On May 31, 2012, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $5,921, net of placement agent fees and other offering expenses in amount of $643. Under the terms of the financing, the Company sold 570,755 Ordinary Shares at a price of $11.50 per Share. For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 14,269 Ordinary Shares at an exercise price of $14.375 per share. The Option Agreement expires on May 24, 2017.

8.	On August 8, 2012, the Company closed a public offering of 5,500,000 Ordinary Shares at a public offering price of $5.00 per share for aggregate proceeds of $24,986, net of placement agent fees and other offering expenses in amount of $2,514. Under the terms of the underwriting agreement, the Company granted the underwriter an option, exercisable for 45 days, to purchase up to an additional 825,000 of the Company's Ordinary Shares at the same price, solely to cover over-allotments.

On August 28, 2012, the underwriter exercised its over-allotment option in full, and on August 29, 2012, the Company closed the sale of an additional 825,000 Ordinary Shares at a price to the public of $5.00 per share for proceeds approximately $3,836, net of placement agent fees and other offering expenses in amount of $289.

For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 148,937 Ordinary Shares at an exercise price of $6.25 per share. The Option Agreement expires on August 2, 2017.

In addition, the Company's former placement agent received a warrant certificate to purchase up to 26,481 Ordinary Shares at an exercise price of $5.5769 per share, under its fee-tail agreement. The Option Agreement expires on November 24, 2014.

The fair value of the Series A' Warrants was measured using Black & Scholes model. In estimating the warrants' fair value, the Company used the following assumptions:

The following table summarizes information about the fair value of the above warrants related to share purchase agreements:

	Year ended December 31,
	2012	2011	Note
January Warrants	$25	$1	10.b.1
A Warrants	39	5	10.b.2
A' Warrants	72	159	10.b.4

Total	$136	$165

d.	Stock option plans:

1.	In March 2003, the Company adopted the 2003 Israeli Share Option Plan ("the 2003 Plan"), pursuant to which options may be granted to the Company's officers, directors, employees and consultants. Pursuant to the 2003 Plan, the Company has reserved an additional 3,139 shares for the 2003 Plan and for any other share option plans that have previously been, or in the future may be, adopted by the Company.

In July 2006, the Company adopted the 2006 Global Share Incentive Plan ("the 2006 Plan"), pursuant to which options may be granted to the Company's directors, employees, consultants and service providers. Pursuant to the 2006 Plan, the Company has reserved an additional 7,534 shares for the 2006 Plan and for any other share option plans that have previously been, or in the future may be, adopted by the Company. In November 2007, the Company approved an additional 8,334 shares for the 2006 Plan.

In December 2009, the Company approved an additional 25,000 Ordinary Shares for the 2006 Plan.

In October 2012, the Company approved an additional 853,770 Ordinary Shares for the 2006 Plan.

During 2012, the Company's Board of Directors approved the granting of 50,000 Restricted Share Units ("RSUs") to certain employees. Furthermore, during 2012, the Company's shareholders approved the granting of 25,000 RSUs to certain members of the Company's Board of Directors. The total amount of 75,000 RSUs were granted during 2012.

The total number of options authorized for grant under the plans amounted to 910,751. As of December 31, 2012, an aggregate of 594,395 options of the Company are available for future grants.

Options granted under the 2001 and 2003 Plans typically vest, as set forth in each optionee's option agreement, over three years. Options granted under the 2006 Plan typically vest, as set forth in each optionee's option agreement, over four years. All options are exercisable for ten years from the grant of the option. Any options which are forfeited or unexercised become available for future grants. The exercise price equals the fair market value of the Company's shares on the date of the grant.

2.	The following is a summary of the Company's stock options granted among the various plans:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	41,963	$97.65
Granted	283,500	$5.27
Exercised	(1,093)	$1.48
Forfeited	(19,218)	$1,150
Outstanding at the end of the year	305,152	$13.19	$9.47	$11.87

Vested or expected to vest	186,346	$18.31	$9.35	$7.23

Options exercisable at the end of the year	25,761	$98.12	$6.85	$1.12

The weighted-average grant-date fair value of options granted during the twelve months ended December 31, 2012, 2011 and 2010 was $4.62, $7.35 and $56.4, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's Ordinary Shares on December 31, 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of the Company's shares.

During the year ended December 31, 2012, 1,093 options were exercised. As of December 31, 2012, there was $719 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. The cost is expected to be recognized over a weighted average period of 3.74 years.

In February 2011, the board of directors of the Company approved the grant of 1,250 restricted shares. During 2012 no restricted shares were issued.

The following table summarizes information about options to employees and non-employees outstanding at December 31, 2012 under the Plans:

Exercise price	Options outstanding at December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable at December 31, 2012	Average exercise price of options exercisable

$0	141	1.27	$0	141	$0
$0.6 -123	301,412	9.62	$9.78	22,054	$64
$128-282	1,968	2.74	$224	1,935	$225
$327-396	943	4.54	$358	943	$358
$411-528	688	3.93	$485	688	$485

	305,152			25,761

The following table sets forth the total stock-based compensation expense resulting from stock options and RSUs granted to employees and directors included in the Company's Consolidated Statement of Comprehensive Loss:

	Year ended December 31,
	2012	2011

Cost of goods sold	$15	$19
Marketing and business development expenses	326	266
General and administrative expenses	182	138
Research and development costs, net	26	180

Total stock-based compensation expense	$549	$603

e.	Options and warrants issued to non-employees:

1.	As of December 31, 2012 there were no unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

2.	The Company had accounted for its options to non-employees under the fair value method of ASC 718 and ASC 505-50. The fair value of options granted with an exercise price of $0, was equal to the share price at the date of grant.

3.	On April 11, 2011, the Company granted 1,167 warrants to purchase 1,167 Ordinary Shares of the Company, nominal value NIS 0.6 per share to its non-employee. The warrants are exercisable for a period of four years. During the year 2012, an expense of $1 was recognized.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 11:- INCOME TAXES

a.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985:

Results for tax purposes in Israel are measured and reflected in real terms in accordance with the change in the Consumer Price Index (CPI) until the end of 2007. As explained in Note 2b, the consolidated financial statements are presented in dollars. The differences between the change in the Israeli CPI and in the NIS/dollar exchange rate causes a difference between taxable income or loss and the income or loss before taxes reflected in the consolidated financial statements. In accordance with paragraph 9(f) of ASC 740, the Company has not provided deferred income taxes on this difference between the reporting currency and the tax bases of assets and liabilities.

According to the law, until 2007 the results for tax purposes were adjusted for changes in the Israeli CPI.

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Starting 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amendment to the law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting 2008.

b.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969 ("the Tax Law"):

The Company is currently qualified as an "industrial company", as defined by the Tax Law, and as such, is entitled to certain tax benefits, mainly amortization of costs relating to know-how and patents over eight years, the right to claim public issuance expenses over three years, and accelerated depreciation.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company's production facilities in Israel have been granted "Approved Enterprise" status under the Law currently under separate investment programs. Pursuant to the Law, the Company elected the "Alternative Benefits Track" and has waived Government grants in return for tax exemption.

The main benefit arising from such status is the reduction in tax rates on income derived from "Approved Enterprises". Consequently, the Company is entitled to a two-year tax exemption and five years of tax at a reduced rate (25%).

Additionally, if the Company becomes a "foreign investors company", as defined by the Law, as such it will be entitled to a reduced tax rate of 10%-25% (based on the percentage of foreign ownership in each tax year) and an extension of three years for the benefit period. Since the Company has had no taxable income, the benefits have not yet commenced for any of the programs.

The period of tax benefits, detailed above, is subject to a limit of 12 years from the commencement of production, or 14 years from the approval date, whichever is earlier. The year's limitation does not apply to the exemption period.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company would be required to refund the amount of tax benefits, plus a consumer price index linkage adjustment and interest.

As of December 31, 2012, management believes that the Company will be able to meet all of the aforementioned conditions.

If these retained tax-exempt profits attributable to the "Approved Enterprise" are distributed in a manner other than in the complete liquidation of the Company, they would be taxed at the corporate tax rate at the applicable rate (10%-25%) in respect of the gross amount of the amount that the Company distributed. The Company is required to withhold tax at the source at a rate of 15% from any dividends distributed from income derived from the Approved Enterprise.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

On April 1, 2005, an amendment to the Law came into effect ("the Amendment") and has significantly changed the provisions of the Law. The Amendment limits the scope of enterprises, which may be approved by the Investment Center by setting criteria for the approval of a facility as a Beneficiary Enterprise such as provision generally requiring that at least 25% of the Beneficiary Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

If the Company pays a dividend out of income derived from the Beneficiary Enterprise during the tax exemption period, such income will be subject to corporate tax at the applicable rate (10%-25%) in respect of the gross amount of the dividend that the Company may be distributed. The Company is required to withhold tax at the source at a rate of 15% from any dividends distributed from income derived from the Beneficiary Enterprise. Under the Amendment, the benefit period for the Company will be extended until the earlier of (1) seven years from the commencement year or (2) twelve years from the first day of the year of election. This period may be extended for a Beneficiary Enterprise owned by a "foreign investor's company" during all or part of the benefit period.

However, the Amendment provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Law as they were on the date of such approval.

As of December 31, 2012, the Company did not generate income under the Law prior to and after the Amendment.

Amendments to the Law:

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

The Company examined the possible effect of the amendment on the financial statements, if at all, and at this time do not believe it will opt to apply the amendment.

On November 5, 2012, the "Knesset" (Israeli Parliament) passed amendment No. 68 to the Law which prescribed reduction of the corporate tax rate applied to undistributed retained earnings. Under the new structure, companies can elect to account for tax on undistributed earnings prior to distribution. Depending on their election, companies will pay a corporate income tax ranging from 6% to 17.5%, with no change to the dividend withholding tax rate. The change is temporary and will expire one year from the date of enactment.

At this time the Company does not believe the amendment has any possible effect on the financial statements.

d.	Tax rates applicable to the income of the Company:

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

e.	Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiary's deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and its subsidiary deferred tax assets are as follows:

	December 31,
	2012	2011
Tax asset in respect of:
Operating loss carryforward and deductions	$27,658	$22,642
Reserves, allowances and other	10	15

Net deferred tax asset before valuation allowance	27,668	22,657
Valuation allowance	(27,668)	(22,657)

Net deferred tax asset	$-	$-

The Company and its subsidiary have provided full valuation allowances in respect of deferred tax assets resulting from operating loss carryforward and other temporary differences. Management currently believes that since the Company and its subsidiary have a history of losses it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

f.	Reconciliation of the theoretical tax expense (benefit) to the actual tax expense (benefit):

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect of deferred taxes relating to accumulated net operating losses carried forward among the various subsidiary worldwide due to the uncertainty of the realization of such deferred taxes and the effect of the "Approved Enterprise" and few non deductable expense.

g.	Net operating losses carryforward:

The Company has estimated accumulated losses for tax purposes as of December 31, 2012, in the amount of approximately $86,253, which may be carried forward and offset against taxable income in the future for an indefinite period.

Rosetta Genomics Inc. is subject to U.S. income taxes. As of December 31, 2012, Inc. has estimated total available carryforward tax losses as of December 31, 2012 of approximately $14,477 to offset against future tax profits which expires in the years 2013 to 2032.

h.	Income taxes for the twelve months ended December 31, 2012 and 2011:

The Company and its subsidiary have not recorded any tax expenses during the 12 months ended December 31, 2012 and 2011, as the Company has losses. The Company believes that it is more likely than not that the deferred tax assets in respect of these carryforward losses will not be utilized, and therefore the Company recorded a valuation allowance for the entire balance of the deferred tax asset relating to the carryforward losses.

i.	The Company adopted the provisions of ASC 740 for uncertain tax positions on January 1, 2007, and there was no effect on the financial statements. As a result, the Company did not record any cumulative effect related to adopting ASC 740 for uncertain tax positions. The Company did not record a liability deriving from the implementation of ASC 740 for uncertain tax positions.

FINANCIAL EXPENSE (INCOME), NET	12 Months Ended
Dec. 31, 2012
FINANCIAL LOSS (INCOME) [Abstract]
FINANCIAL LOSS (INCOME)

NOTE 12:- FINANCIAL EXPENSE (INCOME), NET

	Year ended December 31,
	2012	2011	2010

Financial income:
Interest income on short-term deposits	$(39)	$(3)	$(32)
Interest and realized gain on marketable securities	-	(2)	(208)
Foreign currency adjustments gains and other	(33)	(15)	(462)
Revaluation of warrants related to share purchase agreement	-	(1,637)	(1,072)

	(72)	(1,657)	(1,774)
Financial expenses:
Bank and interest expenses	31	19	36
Foreign currency adjustments losses	-	3	473
Revaluation of warrants related to share purchase agreement	635	-	-
Issuance cost derived from warrants related to share purchase agreement	-	-	244
Interest on convertible debenture	288
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture	1,547	-	-
Others	-	251	79

	2,501	273	832

	$2,429	$(1,384)	$(942)

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 13:- SUBSEQENT EVENTS

On February 18, 2013, the Company's board of directors approved a grant to employees of options to purchase a total of 12,500 Ordinary Shares, at an exercise price of $ 4.69 per share. Such options to employees shall vest over a period of 4 years commencing on the above date.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
Use of estimates:

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial statements in U.S. dollars
Financial statements in U.S. dollars:

The Company's financing activities are incurred in U.S. dollars. A portion of the Company's costs is incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the Statements of Comprehensive Loss as financial income or expenses, as appropriate.

Basis of consolidation
Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Rosetta Genomics Inc. Intercompany transactions and balances have been eliminated upon consolidation.

Cash equivalents
Cash equivalents:
Cash equivalents include short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less.
Restricted cash
Restricted cash:
Restricted cash is an interest bearing savings account which is used as a security for the Company's Israeli facilities leasehold bank guarantee.
Short-term bank deposits
Short-term bank deposits:
Short-term bank deposits are deposits with maturities of more than three months but less than one year. The short-term deposits are presented at their cost.
Property and equipment
Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

%

Computer equipment	33
Office furniture and laboratory equipment	7 - 15 (mainly 15)
Leasehold improvement	Over the shorter of the lease term or useful economic life

Impairment of long-lived assets
Impairment of long-lived assets:

The long-lived assets of the Company and its subsidiary and all identifiable intangible assets that are subject to amortization are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement"/ ASC 250, "Presentation of Financial Statements", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2012 and 2011, no impairment losses have been identified.

Discontinued operation
Discontinued operation:

According to ASC 360, "Property, Plant, and Equipment" and ASC 205, "Presentation of Financial Statements" when a component of an entity, as defined in ASC 360, has been disposed of, the results of its operations, including the gain or loss on its disposal should be classified as discontinued operations when the operations and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

Revenue recognition
Revenue recognition:

The Company generates revenues from diagnosing patient tissue received from private patients or third-party distributors. The Company performs the diagnostic testing in its lab in the U.S.

Revenues from sales of the Company's diagnostic services are recognized in accordance with "Revenue Recognition in Financial Statements" ("ASC 605") when (1) persuasive evidence of an agreement exists, (2) delivery of tests result has occurred or services have been rendered, (3) the vendor's fee is fixed or determinable, and (4) no further obligation exists and collectability is probable. In arrangements with private patients, in which prior to delivery the patient's third-party insurance provider has not contractually set the sale prices, the Company does not recognize revenue until the fees are fixed and determinable and collectability assured.

Criterion (1) is satisfied when the Company has an arrangement to pay or a contract with the payor in place addressing reimbursement for the test. In the absence of such arrangements, the Company considers that criterion (1) is satisfied when a third-party payor pays the Company for the test performed. Criterion (2) is satisfied when the Company performs the test and generates and delivers to the physician, or makes the patient report available to the patient. Determinations of criteria (3) and (4) are based on management's judgments regarding whether the fee charged for products or services delivered is fixed or determinable, and the collectability of those fees under any contract or arrangement. When evaluating collectability, the Company considers whether it has sufficient history to reliably estimate a payor's individual payment patterns. To the extent all criteria set forth above are not met when test results are delivered, service revenues are recognized when cash is received from the payor. Under the arrangements with distributors, once delivery of a test result has occurred, the distributor is obligated to pay the Company the fixed price for such test pursuant to the relevant distribution agreement.

Royalties from licensing the right to use the Company's products are recognized when earned and when written sales confirmation from the licensee is received and no future obligation exists. Non-refundable, up front advancements of royalties from licensing the right to use the Company's products which are fully chargeable against royalties, are recorded as deferred revenue until the above mentioned criteria for recognizing revenue are met. As of December 31, 2012, the Company has deferred revenue in an amount of $228.

Research and development expenses, net
Research and development expenses, net:

Research and development expenses include costs of salaries and related expenses, various activities related to intellectual property, research materials and supplies, and equipment depreciation. All research and development costs are expensed as incurred. The Company has entered into several license agreements for rights to utilize certain technologies. The terms of the licenses may provide for upfront payments, annual maintenance payments and royalties on product sales. Costs to acquire and maintain licensed technology are charged to research and development and expensed as incurred. During the years ended December 31, 2012, 2011 and 2010, the Company charged to research and development expense $245, $ 277 and $ 123 of costs associated with license fees, respectively (See also Note 9e-9k).

Royalty bearing grants from the Bi-national Industrial Research and Development Foundation ("BIRD") and from the Chief Scientist of Israel's Ministry of Industry, Trade and Labor ("the OCS") for funding approved research and development projects, are presented as a reduction from the research and development expenses (see also Note 9.l). The Company received grants in an amount of $165, $206 and $0, in the years 2012, 2011 and 2010, respectively. Such grants are presented as a reduction from research and development expenses.

Accounting for stock-based compensation
Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards and values restricted stock units based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

The weighted-average estimated fair value of employee stock options granted during the 12 months ended December 31, 2012, 2011 and 2010 was $4.62, $7.35 and $56.4, respectively per share using the Black-Scholes option pricing model with the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	122%	88%	61%-67%
Risk-free interest	1.12%	1.2%	1.8%
Expected life	6.25 years	5-6 years	5.5-6.25 years

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The dividend yield used for the twelve months ended December 31, 2012 and 2011 was 0%.

The computation of expected volatility is based on realized historical stock price volatility of the Company's stock starting from the IPO date.

The risk-free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life term of the Company's options.

The Company determined the expected life of the options according to the simplified method, average of vesting and the contractual term of the Company's stock options.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Net loss per share
Net loss per share:

Basic earnings per share are computed based on the weighted average number of Ordinary Shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of Ordinary Shares outstanding during each year, plus dilutive potential Ordinary Shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

Basic and diluted net loss per share is computed using the weighted average number of Ordinary Shares outstanding during the period.

For the years ended December 31, 2012, 2011 and 2010, all outstanding options, RSUs, and warrants, if any, have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

Income taxes
Income taxes:

The Company and its subsidiary account for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company and its subsidiary provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company adopted ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Severance pay
Severance pay:

The Israeli Company's employees are included under section 14 of the Israeli Severance Compensation Law ("Section 14"). Under Section 14, the company's monthly deposits, at a rate of 8.33% of such employees' monthly salary, are made on their behalf with insurance companies on account of severance pay. Payments in accordance with Section 14 release the Israeli companies from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

Severance expenses for the years ended December 31, 2012, 2011 and 2010 were $38, $173 and $225, respectively.

The U.S. subsidiary has a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute to the plan. The subsidiary provides a 3% safe-harbor contribution to the plan up to the employee's eligible compensation. In the years 2012, 2011 and 2010, the subsidiary recorded an expense for matching contributions in the amount of $25, $30 and $48, respectively.

Concentrations of credit risk
Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables and other accounts receivable.

Cash and cash equivalents are deposited with major banks in Israel and in the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

Fair value of financial instruments
Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, short-term bank deposits, accounts receivable, accounts payable and accrued liabilities, approximate fair value because of their generally short-term maturities.

The Company adopted ASC 820, "Fair Value Measurements and Disclosures". ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable input that reflects quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3	-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Useful Lives

The annual depreciation rates are as follows:

%

Computer equipment	33
Office furniture and laboratory equipment	7 - 15 (mainly 15)
Leasehold improvement	Over the shorter of the lease term or useful economic life

Schedule of Stock-Based Compensation Assumptions
	Year ended December 31,
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	122%	88%	61%-67%
Risk-free interest	1.12%	1.2%	1.8%
Expected life	6.25 years	5-6 years	5.5-6.25 years

CONVERTIBLE DEBENTURE (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE DEBENTURE [Abstract]
Key Assumptions Used in Computation of Fair Value of Conversion Feature
Issuance date
Risk-free interest rate (1)	0.9%
Expected volatility (2)	136%
Expected life (in years) (3)	1.0
Expected dividend yield (4)	0%

1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the conversion option.
3)	Expected life - the expected life was based on the maturity date of the conversion option.
4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets and Liabilities Measured on a Recurring Basis
	Fair value measurements using input type
Assets	Level 1	Level 2	Level 3	Total

Asset of discontinued operation resulting from Parkway's estimated future consideration	-	-	359	359

Total assets	-	-	359	359

For more details, refer to note 1e.

	Fair value measurements using input type
Liabilities	Level 1	Level 2	Level 3	Total

Warrants related to share purchase agreements	-	-	136	136

Total liabilities	-	-	136	136

SHORT-TERM BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK DEPOSITS [Abstract]
Schedule of Short-term Bank Deposits

As of December 31, 2012 and 2011, the Company's bank deposits are as follows:

December 31, 2012
Amount	Maturity date	Annual interest

$18	January 27, 2013	1.73%
112	December 2, 2013	0.2%

$130

December 31, 2011
Amount	Maturity date	Annual interest

$112	December 5, 2012	0.6%

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2012	2011

Prepaid expenses	$327	$57
Employees	58	136
Government authorities	108	20
Other accounts receivable	75	85

	$568	$298

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	December 31,
	2012	2011
Cost:
Computer equipment	$598	$584
Office furniture and laboratory equipment	1,049	1,336
Leasehold improvements	617	384

	2,264	2,304
Accumulated depreciation:
Computer equipment	537	497
Office furniture and laboratory equipment	790	920
Leasehold improvements	391	295

	1,718	1,712

Depreciated cost	$546	$592

OTHER ACCOUNTS PAYABLE AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
Schedule of Other Accounts Payable and Accruals
	December 31,
	2012	2011

Employees' salaries and payroll accruals	$328	$333
Accrued expenses and other	184	110
Settlement arrangement	-	791
Current maturity of capital lease	-	30

	$512	$1,264

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements
2013	$375
2014	343
2015	343
2016	342
2017 and thereafter	560

Total	$1,963

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Line Items]
Schedule of Stock-Based Compensation Assumptions
	Year ended December 31,
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	122%	88%	61%-67%
Risk-free interest	1.12%	1.2%	1.8%
Expected life	6.25 years	5-6 years	5.5-6.25 years

Schedule of Warrant Activity
	Year ended December 31,
	2012	2011	Note
January Warrants	$25	$1	10.b.1
A Warrants	39	5	10.b.2
A' Warrants	72	159	10.b.4

Total	$136	$165

Schedule of Stock Option Activity
The following is a summary of the Company's stock options granted among the various plans:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	41,963	$97.65
Granted	283,500	$5.27
Exercised	(1,093)	$1.48
Forfeited	(19,218)	$1,150
Outstanding at the end of the year	305,152	$13.19	$9.47	$11.87

Vested or expected to vest	186,346	$18.31	$9.35	$7.23

Options exercisable at the end of the year	25,761	$98.12	$6.85	$1.12

Schedule Stock Options Outstanding

The following table summarizes information about options to employees and non-employees outstanding at December 31, 2012 under the Plans:

Exercise price	Options outstanding at December 31, 2012	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable at December 31, 2012	Average exercise price of options exercisable

$0	141	1.27	$0	141	$0
$0.6 -123	301,412	9.62	$9.78	22,054	$64
$128-282	1,968	2.74	$224	1,935	$225
$327-396	943	4.54	$358	943	$358
$411-528	688	3.93	$485	688	$485

	305,152			25,761

Schedule of Stock-Based Compensation

	Year ended December 31,
	2012	2011

Cost of goods sold	$15	$19
Marketing and business development expenses	326	266
General and administrative expenses	182	138
Research and development costs, net	26	180

Total stock-based compensation expense	$549	$603

Warrants [Member]
Stockholders' Equity [Line Items]
Schedule of Stock-Based Compensation Assumptions

	December 31, 2012	December 31, 2011

Risk-free interest rate (1)	0.25%	0.41%
Expected volatility (2)	161%	92.7%
Expected life (in years) (3)	2	3
Expected dividend yield (4)	0%	0%
Fair value:
Warrants	$25	$1

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Series A Warrants [Member]
Stockholders' Equity [Line Items]
Schedule of Stock-Based Compensation Assumptions
	December 31, 2012	December 31, 2011

Risk-free interest rate	0.365	0.69%
Expected volatility	138%	86.3%
Expected life (in years)	3	4
Expected dividend yield	0	0
Fair value:
Warrants	$39	$5

Private Placement [Member]
Stockholders' Equity [Line Items]
Schedule of Stock-Based Compensation Assumptions
	December 31, 2012	December 31, 2011

Risk-free interest rate	0.54%	0.9%
Expected volatility	127%	81.2%
Expected life (in years)	4	4.8
Expected dividend yield	0	0
Fair value:
Warrants	$72	$159

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets

	December 31,
	2012	2011
Tax asset in respect of:
Operating loss carryforward and deductions	$27,658	$22,642
Reserves, allowances and other	10	15

Net deferred tax asset before valuation allowance	27,668	22,657
Valuation allowance	(27,668)	(22,657)

Net deferred tax asset	$-	$-

FINANCIAL EXPENSE (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL LOSS (INCOME) [Abstract]
Schedule of Financial Loss (Income)
	Year ended December 31,
	2012	2011	2010

Financial income:
Interest income on short-term deposits	$(39)	$(3)	$(32)
Interest and realized gain on marketable securities	-	(2)	(208)
Foreign currency adjustments gains and other	(33)	(15)	(462)
Revaluation of warrants related to share purchase agreement	-	(1,637)	(1,072)

	(72)	(1,657)	(1,774)
Financial expenses:
Bank and interest expenses	31	19	36
Foreign currency adjustments losses	-	3	473
Revaluation of warrants related to share purchase agreement	635	-	-
Issuance cost derived from warrants related to share purchase agreement	-	-	244
Interest on convertible debenture	288
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture	1,547	-	-
Others	-	251	79

	2,501	273	832

	$2,429	$(1,384)	$(942)

GENERAL (Details) (USD $)	0 Months Ended			12 Months Ended				0 Months Ended	1 Months Ended		0 Months Ended	12 Months Ended			1 Months Ended
	Aug. 29, 2012	Jul. 27, 2012	Jun. 21, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 16, 2011 Rosetta Green Ltd. [Member]	May 18, 2009 Rosetta Green Ltd. [Member]	Dec. 31, 2012 Rosetta Green Ltd. [Member]	Dec. 16, 2011 Parkway [Member]	Dec. 31, 2012 Parkway [Member]	Dec. 31, 2011 Parkway [Member]	May 18, 2009 Parkway [Member]	May 18, 2009 Minimum [Member] Parkway [Member]	May 18, 2009 Maximum [Member] Parkway [Member]
Accounting Policies [Line Items]
Percent of outstanding ordinary shares sold in transaction								50.03%
Accumulated deficit				$ (95,502,000)	$ (85,045,000)
Debt and equity capital raised				43,528,000
Amortization of embedded conversion feature		1,847,000	1,450,000	1,547,000
Proceeds frrom stock offering and exercise of options	31,625,000
Proceeds from sale of business															750,000	2,500,000
Fixed percentage of revenue									15.00%
Fair value of future consideration				359,000						2,000,000		359,000	126,000	759,000
Valuation allowance										90,000,000
Proceeds from sale of Parkway						148,000					0	30,000	148,000
Stockholders' equity				30,900,000	(356,000)	(630,000)	6,842,000
Current assets of discontinued operations				135,000	17,000							135,000	17,000
Long-term asset of discontinued operations				224,000	109,000							224,000	109,000
Gain from discontinued operations				239,000	(2,676,000)	(926,000)						239,000
Financial income												$ 24,000

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Deferred revenue	$ 228
Research and develoment, net	245	277	123
Receivable from Chief Scientist and BIRD Foundation	165	206	0
Weighted average fair value of options granted during the year	$ 4.62	$ 7.35	$ 56.4
Severance liability, percentage	8.33%
Accrued severance pay, net	38	173	225
Employer contribution, percentage	3.00%
Employer contributions	$ 25	$ 30	$ 48

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Office furniture and laboratory equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	7.00%
Office furniture and laboratory equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	15.00%
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate, description	Over the shorter of the lease term or useful economic life

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	122.00%	88.00%
Risk-free interest	1.12%	1.20%	1.80%
Expected life	6.25
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			61.00%
Expected life		5	5.5
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			67.00%
Expected life		6	6.25

CONVERTIBLE DEBENTURE (Narrative)(Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended			12 Months Ended
	Jul. 27, 2012	Jun. 21, 2012	Feb. 18, 2013	Jun. 21, 2012	Jan. 27, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 15, 2012	Jan. 26, 2012
CONVERTIBLE DEBENTURE [Abstract]
Senior secured debenture		$ 1,450		$ 1,450	$ 3,500					$ 1,750
Interest rate, minimum					10.00%
Interest rate, maximum					18.00%
Convertible debenture									300
Conversion price									$ 1.416
Amortization of embedded conversion feature	1,847	1,450				1,547
Interest paid on convertible notes payable	288	288		288
Amortization of embedded conversion feature	$ 300			$ 300		$ 1,547
Shares issued for notes payable conversion	211,865		12,500

CONVERTIBLE DEBENTURE (Key Assumptions Used in Computation of Fair Value of Conversion Feature)(Details)	1 Months Ended
Jan. 27, 2012
CONVERTIBLE DEBENTURE [Abstract]
Risk-free interest rate (1)	0.90%
Expected volatility (2)	136.00%
Expected life (in years) (3)	1
Expected dividend yield (4)	0.00%

FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of future consideration	$ 359
Total assets	359
Warrants related to share purchase agreements	136	165
Total liabilities	136
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of future consideration
Total assets
Warrants related to share purchase agreements
Total liabilities
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of future consideration
Total assets
Warrants related to share purchase agreements
Total liabilities
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of future consideration	359
Total assets	359
Warrants related to share purchase agreements	136
Total liabilities	$ 136

SHORT-TERM BANK DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deposit Amount - 18 [Member]
Short-term Debt [Line Items]
Deposits	$ 18
Maturity date	Jan 27, 2013
Annual interest	1.73%
Deposit Amount - 120 [Member]
Short-term Debt [Line Items]
Deposits	112	112
Maturity date	Dec 2, 2013	Dec 5, 2012
Annual interest	0.20%	0.60%
Deposit Amount - 130 [Member]
Short-term Debt [Line Items]
Deposits	$ 130

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 327	$ 57
Employees	58	136
Government authorities	108	20
Other accounts receivable	75	85
Other accounts receivable and prepaid expenses, total	$ 568	$ 298

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment cost	$ 2,264	$ 2,304
Accumulated depreciation	1,718	1,712
Property and equipment, net	546	592
Depreciation	274	454	415
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	598	584
Accumulated depreciation	537	497
Office furniture and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	1,049	1,336
Accumulated depreciation	790	920
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment cost	617	384
Accumulated depreciation	$ 391	$ 295

OTHER ACCOUNTS PAYABLE AND ACCRUALS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
Employees' salaries and payroll accruals	$ 328	$ 333
Accrued expenses and other	184	110
Settlement arrangement		791
Current maturity of capital lease		30
Other accounts payable and accruals, total	$ 512	$ 1,264

COMMITMENTS AND CONTINGENT LIABILITIES (Narrative)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Minimum payment upon cancellation of cancelable operating lease agreements	$ 7
Guaranteed operating lease commitments	163	140
Operating Leased Assets [Line Items]
Operating leases expense	531	630	565
Long-term Purchase Commitment [Line Items]
Operating leases expense	531	630	565
Research and development, net	1,247	3,386	5,707
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	680
Research and development, net	40	47
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	490
Maintenance fees/royalties, noncurrent	377
Research and development, net	40	39
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	210
Research and development, net	0	0
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	302
Maintenance fees/royalties, noncurrent	208
Research and development, net	20	21
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	510
Research and development, net	30	35
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	330
Research and development, net	20	24
BIRD Royalty-Bearing Program [Member]
Long-term Purchase Commitment [Line Items]
Required grant repayment, percent of grants received	100.00%
Maximum repayment amount in the event of nonpayment, percent of grants received	150.00%
Grants received, offset against research and development	500
Rimonim Consortium [Member]
Long-term Purchase Commitment [Line Items]
Grants received	$ 70

COMMITMENTS AND CONTINGENT LIABILITIES (Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 375
2014	343
2015	343
2016	342
2017 and thereafter	560
Total	$ 1,963

SHARE CAPITAL (Reverse Stock Split and Increase in Share Capital) (Narrative) (Details)	0 Months Ended
	May 14, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS
Stockholders' Equity Note [Abstract]
Number of shares to be consolidated to one share in reverse stock split	15
Par value before reverse stock split	$ 0.04
Ordinary shares, par value per share	$ 0.6	0.6	0.6
Ordinary shares, shares authorized	20,000,000	20,000,000	2,000,000

SHARE CAPITAL (Investment Agreements) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended							1 Months Ended			12 Months Ended					0 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended				1 Months Ended
	Aug. 29, 2012	Aug. 08, 2012	Aug. 08, 2012	May 31, 2012	May 22, 2012	Apr. 17, 2012	Dec. 02, 2010	Oct. 19, 2011	Feb. 23, 2011	Jan. 31, 2010	Dec. 31, 2012	Aug. 28, 2012	May 24, 2012	May 16, 2012	Dec. 31, 2011	Dec. 02, 2010 Series A Warrants [Member]	Dec. 31, 2012 Series A Warrants [Member]	Oct. 19, 2011 Series A Warrants [Member]	Dec. 23, 2010 Series A Warrants [Member]	Oct. 19, 2011 Series B Warrants [Member]	Feb. 09, 2011 Series B Warrants [Member]	Dec. 02, 2010 Series B Warrants [Member]	Nov. 28, 2011 Series B Warrants [Member]	Feb. 23, 2011 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Aug. 28, 2012 Private Placement [Member]	Apr. 17, 2012 Private Placement [Member]	Feb. 23, 2011 Registered Direct Warrants [Member]
Stockholders' Equity [Line Items]
Placement agent fees and other offering expenses	$ 289		$ 2,514				$ 2,240			$ 4,650
Units sold				570,755	632,057	540,000	166,667	135,010		168,667
Ordinary shares, shares issued							41,667	135,010		42,167	9,099,805				704,489		135,010						65,749	75,695				90,978
Number of shares authorized to be repurchased		825,000	825,000	14,269	15,802					21,084								135,010		67,501				56,776	26,481	148,937	13,500	45,509
Ratio of shares per unit										1/15
Amount of warrant to purchase ordinary share										$ 0.033						$ 20,841						$ 10,417
Share, price per share		$ 5	$ 5	$ 11.5	$ 3.5	$ 2.55	$ 60			$ 8		$ 5	$ 11.5	$ 3.5						$ 11.25		$ 60		$ 36		$ 6.25		$ 36
Warrants, additional shares issued										1,582										3,375				1,893				2,275
Options exercised, average exercise price per share				$ 14.375	$ 4.375					$ 150	$ 1.48	$ 5				$ 78		$ 7.5	$ 60	$ 0.15		$ 0.6		$ 48	$ 5.5769		$ 3.1875	$ 48
Exercisable options (in years)										5	6.85													5
Offering expenses				643	278	149		236
Placement agent fees				5,921	1,934	1,228		1,300	5,500
Options exercised	825,000								542		(1,093)						113,342				10,308
Intrinsic value of options exercised during the period																	850,065
Shares issued		5,500,000	5,500,000	570,755	632,057	540,000											21,668
Public offering, price per share		$ 5	$ 5									$ 5
Proceeds from issuance of IPO	$ 3,836		$ 24,986

SHARE CAPITAL (Stock Option Plans) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Feb. 28, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 14, 2012	Dec. 31, 2012 The 2003 Plan [Member]	Dec. 31, 2012 The 2006 Plan [Member]	Oct. 31, 2012 The 2006 Plan [Member]	Dec. 31, 2009 The 2006 Plan [Member]	Dec. 31, 2012 Board of Directors [Member]	Dec. 31, 2012 Shareholders [Member]
Stockholders' Equity [Line Items]
Shares reserved for option plan						3,139	7,534
Ordinary shares, shares authorized		20,000,000	2,000,000		20,000,000		8,334	853,770	25,000
Vesting period							4
Granted, weighted-average grant date fair value		$ 4.62	$ 7.35	$ 56.4
Fair value of unvested restricted stock awards, compensation cost to be recognized		$ 719
Unrecognized compensation cost, weighted-average recognition period		3.74
Restricted common stock issued, shares	1,250	75,000								55,000	20,000

SHARE CAPITAL (Options and Warrants Issued to Non-Employees) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	May 14, 2012 USD ($)	Dec. 31, 2011 ILS	Apr. 11, 2011 Options and Warrants Nonemployees [Member] USD ($)
Stockholders' Equity [Line Items]
Options granted, exercise price	$ 5.27						$ 0
Options granted	283,500						1,167
Common stock, shares authorized	20,000,000				20,000,000	2,000,000	1,167
Vesting period of shares issued							4
Common stock, par value per share				0.6	$ 0.6	0.6	$ 0.6
Share-based payments	$ 549	$ 603	$ 737				$ 1

SHARE CAPITAL (Schedule of Warrant Assumptions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2012 Series A Warrants [Member]	Dec. 31, 2011 Series A Warrants [Member]	Nov. 28, 2011 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]
Stockholders' Equity [Line Items]
Risk-free interest	1.12%	1.20%	1.80%					0.25%	0.41%	0.37%	0.69%	1.10%	0.54%	0.90%
Expected volatility	122.00%	88.00%			61.00%		67.00%	161.00%	92.70%	138.00%	86.30%	63.50%	127.00%	81.20%
Expected life	6.25			5	5.5	6	6.25	2	3	3	4	5	4	4.8
Dividend yield	0.00%	0.00%	0.00%					0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value of Warrants	$ 136	$ 165						$ 25	$ 1	$ 39	$ 5		$ 72	$ 159

SHARE CAPITAL (Schedule of Warrant Activity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Line Items]
Warrants related to share purchase agreements	$ 136	$ 165
Warrants [Member]
Stockholders' Equity [Line Items]
Warrants related to share purchase agreements	25	1
Series A Warrants [Member]
Stockholders' Equity [Line Items]
Warrants related to share purchase agreements	39	5
Private Placement [Member]
Stockholders' Equity [Line Items]
Warrants related to share purchase agreements	$ 72	$ 159

SHARE CAPITAL (Schedule of Stock Option Activity) (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended
	Aug. 29, 2012	Feb. 23, 2011	Jan. 31, 2010	Dec. 31, 2012	Aug. 28, 2012	May 31, 2012	May 22, 2012
Number of options [Abstract]
Outstanding at January 1, 2012				41,963
Granted				283,500
Options exercised	825,000	542		(1,093)
Forfeited				(19,218)
Outstanding at end of the year				305,152
Vested or expected to vest				186,346
Options exercisable at the end of the year				25,761
Weighted-average exercise price [Abstract]
Outstanding at January 1, 2012				$ 97.65
Granted				$ 5.27
Exercised			$ 150	$ 1.48	$ 5	$ 14.375	$ 4.375
Forfeited				$ 11.5
Outstanding at end of the year				$ 13.19
Vested or expected to vest				$ 18.31
Options exercisable at the end of the year				$ 98.12
Weighted-average remaining contractual term [Abstract]
Outstanding at end of the year				9.47
Vested or expected to vest				9.35
Options exercisable at the end of the year			5	6.85
Aggregate intrinsic value [Abstract]
Outstanding at end of the year				$ 11,870
Vested or expected to vest				7,230
Options exercisable at the end of the year				$ 1,120

SHARE CAPITAL (Schedule of Options Outstanding) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 0 [Member]	Dec. 31, 2012 0.6 - 123 [Member]	Dec. 31, 2012 128 - 282 [Member]	Dec. 31, 2012 327 - 396 [Member]	Dec. 31, 2012 411 - 528 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price			$ 0	$ 0.6	$ 128	$ 327	$ 411
Maximum exercise price				$ 123	$ 282	$ 396	$ 528
Options outstanding at December 31, 2012	305,152	41,963	141	301,412	1,968	943	688
Weighted-average remaining contractual life	9.47		1.27	9.62	2.74	4.54	3.93
Weighted average exercise price	$ 13.19	$ 97.65	$ 0	$ 9.78	$ 224	$ 358	$ 485
Options exercisable at the end of the year	25,761		141	22,054	1,935	943	688
Average exercise price of options exercisable	$ 98.12		$ 0	$ 64	$ 225	$ 358	$ 485

INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended									0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 05, 2012	Dec. 31, 2012	Dec. 31, 2012 2011-2012 [Member]	Dec. 31, 2012 2013-2014 [Member]	Dec. 31, 2012 2015 and thereafter [Member]	Dec. 31, 2012 Commencement of Production [Member]	Dec. 31, 2012 Approval Date [Member]	Dec. 31, 2012 Development Area A [Member] 2011-2012 [Member]	Dec. 31, 2012 Development Area A [Member] 2013-2014 [Member]	Dec. 31, 2012 Development Area A [Member] 2015 and thereafter [Member]	Nov. 05, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Nov. 05, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Income Tax [Line Items]
Tax exempt period, in years		2
Tax reduction period, in years		5				7	12
Statutory tax rate changes		25.00%										10.00%		25.00%
Tax benefit period, in years						12	14					3
U.S. federal statutory tax rate	25.00%		15.00%	12.50%	12.00%			10.00%	7.00%	6.00%	6.00%		17.50%
Income tax withheld, percentage		15.00%
Net operating loss carryforwards		$ 14,477
Accumulated other comprehensive loss		$ 85,983

INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Operating loss carryforward and deductions	$ 27,658	$ 22,642
Reserves, allowances and other	10	15
Net deferred tax asset before valuation allowance	27,668	22,657
Valuation allowance	(27,668)	(22,657)
Net deferred tax asset

FINANCIAL EXPENSE (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL LOSS (INCOME) [Abstract]
Interest income on short-term deposits	$ (39)	$ (3)	$ (32)
Interest and realized gain on marketable securities		(2)	(208)
Foreign currency adjustments gains and other	(33)	(15)	(462)
Revaluation of warrants related to share purchase agreement		(1,637)	(1,072)
Financial income	(72)	(1,657)	(1,774)
Bank and interest expenses	31	19	36
Foreign currency adjustments losses		3	473
Revaluation of warrants related to share purchase agreement	635
Issuance cost derived from warrants related to share purchase agreement			244
Interest on convertible debenture	288
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture	1,574
Others		251	79
Financial expenses	2,501	273	832
Total financial loss (income)	$ 2,429	$ (1,384)	$ (942)

SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended					1 Months Ended
	Aug. 08, 2012	Jul. 27, 2012	May 31, 2012	May 22, 2012	Apr. 17, 2012	Feb. 18, 2013
SUBSEQUENT EVENTS [Abstract]
Shares issued for notes payable conversion		211,865				12,500
Shares issued, share price	$ 5		$ 11.5	$ 3.5	$ 2.55	$ 4.69
Exercise period	45 days					4 years